Segment disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total net sales	€ 21,173.4	€ 18,611.0	€ 13,978.5
Net system sales
Segment Reporting Information [Line Items]
Total net sales	15,430.3	13,652.8	10,316.6
New systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	15,152.3	13,446.1	10,160.8
Used systems | Net system sales
Segment Reporting Information [Line Items]
Total net sales	€ 278.0	€ 206.7	€ 155.8